Annual Total Returns - Calvert Responsible Index Series, Inc. - Class A	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Calvert International Responsible Index Fund
Prospectus [Line Items]
Annual Return [Percent]	32.93%	4.80%	19.69%	(19.41%)	12.27%	15.03%	24.09%	(13.96%)	24.89%	0.11%
Calvert US Large-Cap Core Responsible Index Fund
Prospectus [Line Items]
Annual Return [Percent]	15.59%	23.83%	26.93%	(21.85%)	25.31%	25.81%	32.43%	(4.39%)	20.74%	10.34%
Calvert US Large-Cap Growth Responsible Index Fund
Prospectus [Line Items]
Annual Return [Percent]	14.28%	27.41%	36.35%	(27.02%)	25.79%	38.28%	35.02%	0.38%	26.99%	4.03%
Calvert US Large-Cap Value Responsible Index Fund
Prospectus [Line Items]
Annual Return [Percent]	16.37%	14.37%	9.53%	(11.87%)	24.04%	8.76%	29.06%	(10.36%)	14.71%	16.78%
Calvert US Mid-Cap Core Responsible Index Fund
Prospectus [Line Items]
Annual Return [Percent]	9.10%	12.24%	14.98%	(19.30%)	20.92%	23.68%	30.69%	(9.49%)	18.71%	14.72%